Capital structure and financing, Reserves (Details) $ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	[1]	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)
Reserves [Abstract]
Share-based payments			$ 1,905	$ 7,695
Share buyback			0	(311)
Foreign currency translation			85	(218)
Total	$ 1,317		$ 1,990	$ 7,166

[1]	Refer to Note 1.7 Convenience translation into U.S. dollars